OPERATING EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING EXPENSES
Schedule of components of operating expenses

	12/31/2023	12/31/2022	12/31/2021
Personnel	(4,239,745)	(4,633,682)	(4,340,109)
Voluntary dismissal plan 2022	140	(1,260,370)	—
Voluntary dismissal plan 2023	(544,749)	—	—
Material	(251,098)	(269,083)	(247,858)
Services	(2,361,562)	(2,065,232)	(1,541,840)
Energy purchased for resale	(3,028,226)	(3,117,655)	(4,259,957)
Charges on use of the electricity grid	(3,482,126)	(2,746,132)	(2,276,254)
Fuel for electricity production	(2,042,867)	(2,085,996)	(1,889,722)
Construction	(3,291,132)	(1,678,631)	(1,395,066)
Depreciation and amortization	(3,621,342)	(2,690,269)	(1,443,285)
Donations and contributions	(111,101)	(206,438)	(164,696)
Operating provisions/Reversals (35.1)	(2,481,054)	(6,928,425)	(14,922,063)
Cost recovery - adherence to hydrological risk	—	—	4,265,889
Others	(674,774)	(1,593,394)	(1,487,330)
	(26,129,636)	(29,275,307)	(29,702,291)

	12/31/2023	12/31/2022	12/31/2021
Reversal (provision) for litigation (a)	1,246,332	(1,857,566)	(13,080,540)
Estimated losses on investments	106,821	92,226	(20,712)
Payment through shares	38,988	(101,813)	(107,652)
ECL - Financing and loans	(21,618)	(3,347,749)	(638,894)
ECL - Consumers and resellers	(466,598)	(1,674,333)	110,282
ECL - Fuel consumption account	—	—	(498,630)
Onerous contracts (b)	(862,029)	229,582	16,219
Impairment (c)	(956,492)	(267,815)	475,406
Restitution to the RGR Fund (d)	(558,360)	—	—
Measurement at fair value of the asset held for sale	(704,467)	—	—
Provision for judicial deposits	—	—	(233,908)
Provision for unsecured liabilities	—	—	(705,864)
Others	(303,631)	(957)	(237,770)
	(2,481,054)	(6,928,425)	(14,922,063)

(a) Provision (Reversal) for Litigation

The variation in the financial year ended December 2023 is due principally to the economically favorable result in the compulsory loan agreements for R$1,954,876: see note 29.1.1.

(b) Onerous contracts

The constitution in the current financial year refers, principally, to the power trading contract with Jirau Energia for the amount of R$729,536: see note 27.

(c) Impairment

The variation throughout the financial year ended December 2023 is due principally to the recognition of the impairment for the amount of R$853,812 in Eólica Coxilha Negra and UHE Samuel: see note 20.

(d) Restitution to the RGR Fund

The variation in December 2023 occurred due to the determination by ANEEL to Eletrobras to reimburse the RGR fund for the amount of R$558,360 in equal monthly installments until 31 December 2026.